Short-Term Bank Credit And Loans	12 Months Ended
Dec. 31, 2017
Short-term Debt [Abstract]
Short-term Bank Credit and Loans	SHORT-TERM BANK CREDIT AND LOANS

	Interest %	December 31,
		2017	2016
Short-term loans	Libor+0.9%	$122,118	$—
Short-term bank credit	Mainly Libor+0.9%	11,632	5,027
		$133,750	$5,027